Services provided by the Group's auditors and network of firms (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Services provided by the Group's auditors and network of firms [Abstract]
Audit of Company	$ 12.8	$ 1.0	$ 12.2
Audit of subsidiaries	3.9	2.5	1.9
Total audit	16.7	3.5	14.1
Audit related assurance services	3.6	2.6	0.9
Other assurance services	0.0	0.0	0.7
Total assurance services	3.6	2.6	1.6
Tax compliance services	0.0	0.0	0.2
Tax advisory services	0.1	0.1	0.2
Services relating to taxation	0.1	0.1	0.4
Other non-audit services	0.0	7.5	0.1
Total	20.4	$ 13.7	$ 16.2
Audit related assurance services relating to implementation of Sarbanes-Oxley Section 404	$ 3.0